SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
EBP 007
EBP, Schedule of Asset Held for Investment [Line Items]
SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR)

FORM 5500, SCHEDULE H, PART IV, LINE (4i)	PLAN NUMBER: 007
EIN NUMBER: 22-0790350

BRISTOL-MYERS SQUIBB COMPANY
EMPLOYEE INCENTIVE THRIFT PLAN
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
DECEMBER 31, 2025
(IN THOUSANDS)

(a)	(b) Identity of issue, borrower, lessor or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par or maturity value	(d) Cost Value **	(e) Current Value

*	Bristol-Myers Squibb Company Savings Plan Master Trust	Plan’s interest in the Bristol-Myers Squibb Company Savings Plan Master Trust	—	$70,609

*	Plan participants	Participant loans, with varying maturity dates through 2035, and interest rates ranging from 4.25% to 9.50%	—	505

		Total		$71,114
*    Denotes a party-in-interest to the Plan.
**    Cost information is not required for participant directed investments.

See report of independent registered public accounting firm.